S000042768 [Member] Annual Fund Operating Expenses - DoubleLine Shiller Enhanced CAPE	Mar. 31, 2026	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%	[2]
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	0.54%
Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%	[2]
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	0.79%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%	[2]
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	0.48%
I2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%	[2]
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	0.60%

[1]
The Fund enters into index-related swap transactions, under which the Fund incurs fees payable to its counterparties and other costs. The level of an index itself may also be reduced by a number of assumed expenses and charges. Those fees and costs reduce the index-based returns to the Fund under the swaps. During the Fund’s most recent fiscal year, those expenses and charges were estimated to be approximately 1.06% of the Fund’s net assets. Swap returns or the level of an index are typically also reduced by amounts based on short-term interest rates (applied, in the case of swaps, against the notional amounts of the swaps) and potentially by other amounts, such as a spread above the short-term interest rate. None of these fees and costs are reflected in the table above or in the example below. See “Index Risk — Note regarding Index-Based Swaps” for more information regarding such fees and costs.

[2]	Other expenses have been restated to reflect current contractual fees.
[3]
“Acquired Fund Fees and Expenses” are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including exchange-traded funds (“ETFs”) and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds. The Fund’s Acquired Fund Fees and Expenses have been restated to reflect current expenses.